Selling expenses (Tables)	12 Months Ended
Dec. 31, 2024
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Schedule of selling expenses

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Transport	88,257	33,006	28,686
Taxes, rates and contributions	24,960	14,908	16,522
Fees and compensation for services	15,481	10,490	5,137
Tax on bank account transactions	11,636	10,388	9,595
(Reversal of) allowance for expected credit losses (Note 17)	—	—	(36)

Total selling expenses	140,334	68,792	59,904